ASSETS ACQUIRED AND LIABILITIES ASSUMED (Tables)	6 Months Ended
Jun. 30, 2012
Purchase Price of Fair Value of Assets and Liabilities

We recorded the assets acquired and liabilities assumed at their purchase price on the acquisition date, which approximates their fair value as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826